SHORT-TERM INVESTMENTS (Narrative) (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Short Term Investment Abstract
Short-term investments		$ 1,505,161
Interest receivable		$ 5,161